Loans, financing and debentures - Relevant transactions entered into during the period (Details) ¥ in Thousands, $ in Thousands	Apr. 30, 2024 USD ($)	Apr. 30, 2024 BRL (R$)	Feb. 15, 2024 USD ($)	Feb. 15, 2024 BRL (R$)	May 21, 2025	Dec. 26, 2024 BRL (R$)	Dec. 20, 2024 BRL (R$)	Dec. 10, 2024 USD ($)	Dec. 10, 2024 BRL (R$)	Nov. 15, 2024 USD ($)	Nov. 15, 2024 BRL (R$)	Nov. 15, 2024 CNY (¥)	Nov. 08, 2024 BRL (R$)	Oct. 16, 2024 BRL (R$)	Aug. 26, 2024 BRL (R$)	Jun. 27, 2024 BRL (R$)	Jun. 21, 2024 USD ($)	Jun. 21, 2024 BRL (R$)	Jun. 05, 2024 USD ($)	Jun. 05, 2024 BRL (R$)	May 29, 2024 BRL (R$)	May 17, 2024 USD ($)	May 17, 2024 BRL (R$)	Mar. 28, 2024 BRL (R$)	Aug. 25, 2023
Export Prepayment Agreements ("EPP") | February 2029
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			$ 780,000	R$ 3,877,380
Export Development Canada (“EDC”) [Member] | April 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 125,000	R$ 646,475
Debentures
Disclosure of detailed information about borrowings [line items]
Notional value																					R$ 5,900,000
Debentures | May 2035 and May 2036
Disclosure of detailed information about borrowings [line items]
Notional value																					R$ 900,000
Advance of exchange contract (ACC) | May 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					6.54%																	6.46%	6.46%
Advance of exchange contract (ACC) | June 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity																	$ 35,000	R$ 194,561,000
Borrowings, interest rate																	6.52%	6.52%
Advance of exchange contract (ACC) | May 2024
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity																						$ 100,000	R$ 555,890,000
Borrowings, interest rate																						6.00%	6.00%
Panda Bonds (1) | Jun 2027
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity										$ 166	R$ 960,891	¥ 1,200,000
Borrowings, interest rate										2.80%	2.80%	2.80%
IFC - International Finance Corporation
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity								$ 350	R$ 2,118,515
IFC - International Finance Corporation | December 2030
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity								$ 245	R$ 1,482,961
Borrowings, interest rate								1.80%	1.80%
IFC - International Finance Corporation | December 2029
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity								$ 105	R$ 635,554
Borrowings, interest rate								1.60%	1.60%
SOFR | February 2029
Disclosure of detailed information about borrowings [line items]
Floating rate increasing annually until maturity			0.05%	0.05%
SOFR | Export Prepayment Agreements ("EPP") | February 2029
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis			1.65%	1.65%
SOFR | Export Development Canada (“EDC”) [Member] | April 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																									1.74%
CDI | Rural Credit Note [Member] | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																								100.00%
CDI | Debentures | May 2031 and May 2032 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																					0.80%
Notional value																					R$ 1,000,000
Borrowing, term																					8 years
CDI | Debentures | May 2033 and May 2034 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																					1.00%
Notional value																					R$ 4,000,000
Borrowing, term																					10 years
IPCA + | Debentures | May 2035 and May 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																					6.11%
Borrowing, term																					12 years
BNDES | December 2043 [Member]
Disclosure of detailed information about borrowings [line items]
Notional value																R$ 65,000,000
BNDES | May 2044
Disclosure of detailed information about borrowings [line items]
Notional value															R$ 1,110,000
BNDES | October 2042
Disclosure of detailed information about borrowings [line items]
Notional value														R$ 32,000
BNDES | December 2037
Disclosure of detailed information about borrowings [line items]
Notional value													R$ 154,000
BNDES | December 2040
Disclosure of detailed information about borrowings [line items]
Notional value							R$ 61,000
BNDES | December 2044
Disclosure of detailed information about borrowings [line items]
Notional value						R$ 208,981
BNDES | BNDES – TLP [Member] | Funds raised from BNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													5.23%	5.27%	5.48%	5.56%
BNDES | Fixed | Funds raised from BNDES
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis						1.65%	2.24%						1.65%	1.75%	1.75%	1.75%
Banco Safra | Rural Credit Note [Member] | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity																								R$ 200,000,000
BNP Bank [Member] | Advance of exchange contract (ACC) | June 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																			6.43%	6.43%
BNP Bank [Member] | Advance of exchange contract (ACC) | June 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility Maximum Borrowing Capacity																			$ 15,000	R$ 83,383,000